Amounts Due From/To Related Parties - Summary of Aggregate Amounts Due from Related Parties (Parenthetical) (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Related Party Transaction [Line Items]
Disposal of a subsidiary to a related party		¥ 1,000,000
Amounts due to related parties	¥ 0	0
Series A Equity Interest
Related Party Transaction [Line Items]
Amount of original investments		242,078,000
Shangde Jiaxun
Related Party Transaction [Line Items]
Disposal of a subsidiary to a related party		1,000,000	¥ 1,000,000
Disposal of a subsidiary to a related party, remaining balance		¥ 7,018,000